Related Party Transactions (Details) - Schedule of Due to Related Parties - Nukkleus Inc.[Member] - USD ($)		9 Months Ended
		Jun. 30, 2023	Sep. 30, 2022
Variable Interest Entity [Line Items]
Due to related parties		$ 5,100,131	$ 4,514,063
Forexware LLC [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	1,211,665	1,079,229
FXDIRECT [Member]
Variable Interest Entity [Line Items]
Due to related parties		3,289,537	3,042,101
Currency Mountain Holdings Bermuda, Limited (“CMH”) [Member]
Variable Interest Entity [Line Items]
Due to related parties		42,000	42,000
FXDD Trading [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	498,963	242,113
Markets Direct Payments [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	2,415	2,114
Match Fintech Limited [Member]
Variable Interest Entity [Line Items]
Due to related parties	[2]	$ 55,551	$ 106,506

[1]	Forexware LLC, FXDD Trading, and Markets Direct Payments are controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.
[2]	Match Fintech Limited is controlled by affiliates of the Company.